Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories	Inventories are analysed as follows:

	31/12/22	31/12/21
Leather and other raw materials	27,003	27,006
Goods in process	10,464	14,090
Finished goods	32,653	39,115
Total	70,120	80,211

Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2022 and 2021.

	31/12/22	31/12/21
Balance at beginning of year	15,568	13,059
Additions	1,819	3,413
Reductions	(981)	(904)
Balance at end of year	16,406	15,568